RULE 497 FILING

On behalf of the Goldman Sachs International Equity Dividend and Premium Fund, Goldman Sachs International Tax-Managed Equity Fund, Goldman Sachs U.S. Tax-Managed Equity Fund and Goldman Sachs U.S. Equity Dividend and Premium Fund (collectively the “Funds”), each a series of Goldman Sachs Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as exhibits to this filing relate to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) on February 7, 2020 (Accession No. 0001193125-20-028011), which is incorporated by reference into this Rule 497 Filing.